Investments - Interest acquired (Details)	Dec. 31, 2022	Nov. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 29, 2022	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Feb. 02, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 17, 2021	Sep. 01, 2021	Aug. 31, 2021	Jul. 31, 2021	Jul. 30, 2021	Jul. 06, 2021	Jul. 04, 2021	Jun. 30, 2021	Jun. 25, 2021	Feb. 28, 2021	Feb. 04, 2021	Feb. 02, 2021	Jan. 31, 2021	Jan. 01, 2021
JM Servicos Integrados Ltda
Business combinations
Equity interest acquired (in percent)																										70.00%
Lacerda e Lacerda Serv TR Emerg Amb Ltda
Business combinations
Equity interest acquired (in percent)																										70.00%
MDTEC Engenharia e Servicos Ltda
Business combinations
Equity interest acquired (in percent)																										100.00%
Enviroclear Site Services Limited
Business combinations
Equity interest acquired (in percent)												100.00%											100.00%	100.00%
Orion Environmental Services Ltda
Business combinations
Equity interest acquired (in percent)												100.00%											100.00%				100.00%
EMS Environmental, Inc
Business combinations
Equity interest acquired (in percent)												100.00%									100.00%	100.00%
ControlPar Participacoes S.A.
Business combinations
Equity interest acquired (in percent)																	70.00%								70.00%
Swat Consulting Inc.
Business combinations
Equity interest acquired (in percent)												100.00%					100.00%		100.00%
Professional Emergency Resource Services
Business combinations
Equity interest acquired (in percent)												100.00%					100.00%	100.00%
SABI Tech S.A.S - Suatrans Chile
Business combinations
Equity interest acquired (in percent)												100.00%					100.00%			100.00%
Fenix Emergencias Ambientais Ltda
Business combinations
Equity interest acquired (in percent)																100.00%
APW Ambiental e Transporte Ltda.
Business combinations
Equity interest acquired (in percent)																100.00%
Emerge Hydrovac Inc
Business combinations
Equity interest acquired (in percent)												100.00%	100.00%		100.00%
Lynx Creek Industrial & Hydrovac Ltd
Business combinations
Equity interest acquired (in percent)													100.00%		100.00%
Lehane Environmental & Industrial Services Ltd
Business combinations
Equity interest acquired (in percent)													100.00%	100.00%
Dracares Apoio Martimo e Porturio Ltda. and MB Transportes Aquavirios Ltda
Business combinations
Equity interest acquired (in percent)	51.00%							51.00%			51.00%
Flyone Servico Aereo Especializado, Comercio e Servico Ltda
Business combinations
Equity interest acquired (in percent)											51.00%
RG Consultoria Tcnica Ambiental S.A.
Business combinations
Equity interest acquired (in percent)	51.00%						51.00%				51.00%
First Response Inc
Business combinations
Equity interest acquired (in percent)	100.00%								100.00%	100.00%
Bioenv Analises e Monitoramento Ambiental Ltda
Business combinations
Equity interest acquired (in percent)					51.00%
Ambipar Response Analytical S/A.
Business combinations
Equity interest acquired (in percent)	51.00%				51.00%	51.00%
Ambipar Response Fauna e Flora Ltda.
Business combinations
Equity interest acquired (in percent)				100.00%
Graham Utility Hydrovac Services
Business combinations
Equity interest acquired (in percent)	100.00%			100.00%
Ambipar Response Tank Cleaning S.A.
Business combinations
Equity interest acquired (in percent)	51.00%			51.00%
Ridgeline Canada Inc.
Business combinations
Equity interest acquired (in percent)	100.00%		100.00%
Witt O'Briens LLC
Business combinations
Equity interest acquired (in percent)		100.00%